Benefit Plans (Schedule Of Defined Benefit Plans Disclosures) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Change in benefit obligation:
Projected benefit obligation at beginning Measurement Date (see below)	$ 748,421	$ 650,713
Service cost	8,314	7,231	$ 9,195
Interest cost	29,638	31,154	28,363
Actuarial (gain) loss	(31,989)	90,693
Amendments (primarily increases in pension bands)	5,409	1,233
Settlements	(395)	0
Benefits paid	(35,511)	(32,603)
Projected benefit obligation at ending Measurement Date	723,887	748,421	650,713
Change in plan assets:
Fair value of plan assets at beginning Measurement Date	657,239	561,586
Actual return on plan assets	1,074	74,147
Employer contributions during quarter	25,166	54,109	49,700
Settlements	(395)	0
Benefits paid	(35,511)	(32,603)
Fair value of plan assets at ending Measurement Date	647,573	657,239	561,586
Unfunded status	(76,314)	(91,182)
Amounts recognized in the statement of financial position under ASC 715:
Noncurrent liabilities	(76,314)	(91,182)
Net amount recognized	(76,314)	(91,182)
Sources of change in regulatory assets(1):
Prior service cost (credit) arising during period	5,409	1,233
Net loss (gain) arising during period	11,757	58,439
Amortization of prior service cost	(4,867)	(4,853)	(4,916)
Amortization of gain (loss)	(14,096)	(9,710)
Total recognized in regulatory assets	(1,797)	45,109
Net loss (gain)	209,252	211,592
Prior service cost (credit)	25,842	25,299
Total amounts included in regulatory assets (liabilities)	235,094	236,891
Indianapolis Power And Light Company [Member]
Change in benefit obligation:
Projected benefit obligation at beginning Measurement Date (see below)	748,421	650,713
Service cost	8,314	7,231	9,195
Interest cost	29,638	31,154	28,363
Actuarial (gain) loss	(31,989)	90,693
Amendments (primarily increases in pension bands)	5,409	1,233
Settlements	(395)	0
Benefits paid	(35,511)	(32,603)
Projected benefit obligation at ending Measurement Date	723,887	748,421	650,713
Change in plan assets:
Fair value of plan assets at beginning Measurement Date	657,239	561,586
Actual return on plan assets	1,074	74,147
Employer contributions during quarter	25,166	54,109	49,700
Settlements	(395)	0
Benefits paid	(35,511)	(32,603)
Fair value of plan assets at ending Measurement Date	647,573	657,239	561,586
Unfunded status	(76,314)	(91,182)
Amounts recognized in the statement of financial position under ASC 715:
Noncurrent liabilities	(76,314)	(91,182)
Net amount recognized	(76,314)	(91,182)
Sources of change in regulatory assets(1):
Prior service cost (credit) arising during period	5,409	1,233
Net loss (gain) arising during period	11,757	58,439
Amortization of prior service cost	(4,867)	(4,853)	$ (4,916)
Amortization of gain (loss)	(14,096)	(9,710)
Total recognized in regulatory assets	(1,797)	45,109
Net loss (gain)	209,252	211,592
Prior service cost (credit)	25,842	25,299
Total amounts included in regulatory assets (liabilities)	$ 235,094	$ 236,891